Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Class A Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	8,087,431	8,079,936
Diluted net loss per common share	$ (0.04)	$ (0.11)
Class B Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	1,941,790	1,939,935
Diluted net loss per common share	$ (0.04)	$ (0.11)